Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Related party balances and transactions
Payments from technical assistance received	$ 11,330	$ 235,499	$ 237,896	$ 177,667
Administrative services	$ 37,352	776,412	661,447	667,600
Related parties
Related party balances and transactions
Payments from technical assistance received		235,499	237,896	177,667
Administrative services		66,108	50,300	24,834
Improvements to assets under concession		304		1,083,039
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		$ 311,317	$ 130,079	$ 52,550